LEASES	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
LEASES
LEASES

We lease operating facilities under agreements with terms up to 99 years. These agreements normally provide for minimum rentals plus executory costs. In some cases, we must pay contingent rent generally based on a percentage of gross receipts or positive cash flows as defined in the lease agreements. As a result, future lease payments that are considered contingent on future results are not included in the table below.

Future minimum lease payments for each of the next five years and thereafter required at December 31, 2013 under operating leases for land, buildings and recreational facilities with initial non-cancelable lease terms in excess of one year are as follows:

Year	Capital Leases	Operating Leases

2014	$11,399	$19,953
2015	8,980	19,295
2016	5,322	17,155
2017	2,357	16,096
2018	404	14,655
Thereafter	—	107,022
Minimum lease payments	$28,462	$194,176
Less: imputed interest component	2,771
Present value of net minimum lease payments of which $9.9 million is included in current liabilities	$25,691

Total facility rental expense was $29.4 million, $29.1 million and $29.2 million in the fiscal years ended December 31, 2013, December 25, 2012 and December 27, 2011, respectively; contingent rent was $8.8 million, $8.4 million and $8.4 million in the fiscal years ended December 31, 2013, December 25, 2012 and December 27, 2011, respectively.